Summary of Unaudited Pro Forma Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 2010 and 2009 acquisitions	Dec. 31, 2009 2010 and 2009 acquisitions
Summary of unaudited pro forma financial information
Net revenues	$ 306,504	$ 300,509	$ 883,621	$ 856,457	$ 1,135,802	$ 1,099,490	$ 1,092,916	$ 1,060,158
Net income (loss) applicable to common stock	$ 11,430	$ 4,024	$ 2,903	$ 2,011	$ 7,946	$ (39,830)	$ (40,692)	$ (59,407)
Net loss per common share - basic	$ 0.12	$ 0.04	$ 0.03	$ 0.02	$ 0.09	$ (0.43)	$ (0.44)	$ (0.65)
Net loss per common share - diluted	$ 0.12	$ 0.04	$ 0.03	$ 0.02	$ 0.09	$ (0.43)	$ (0.44)	$ (0.65)